Non-controlling interests	6 Months Ended
Jun. 30, 2019
Non-controlling interests [abstract]
Non-controlling interests

5. Non-controlling interests

	Profit attributable to non-controlling interests		Equity attributable to non-controlling interests
	Half year ended	Half year ended	As at	As at
	30.06.19	30.06.18	30.06.19	31.12.18
	£m	£m	£m	£m
Other non-controlling interests	-	(1)	2	2